Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments

In accordance with the fair value hierarchy, described above, the following tables show the fair value of the Company’s financial instruments that are required to be measured at fair value as of December 31, 2019 and September 30, 2019.

	Fair Value Measurements as of December 31, 2019
	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Other Current Liabilities:
Foreign Currency Forward Exchange Contracts (a)	$—	$(3)	$—	$(3)
Contractual Obligations (b)	—	—	(1)	(1)
Other Noncurrent Assets:
Equity Method Investment (d)	—	38	—	38
Interest Rate Swap (c)	—	4	—	4
Other Noncurrent Liabilities:
Interest Rate Swap (c)	—	(11)	—	(11)

Total	$—	$28	$(1)	$27

	Fair Value Measurements as of September 30, 2019
	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Other Current Liabilities:
Contractual Obligations (b)	$—	$—	$(9)	$(9)
Other Noncurrent Assets:
Equity Method Investment (d)	—	40	—	40
Interest Rate Swap	—	2	—	2
Other Noncurrent Liabilities:
Interest Rate Swap	—	(13)	—	(13)

Total	$—	$29	$(9)	$20

(a)

The fair value of foreign currency forward exchange contracts is based on dealer quotes of market forward rates and reflects the amount that the Company would receive or pay at their maturity dates for contracts involving the same currencies and maturity dates.

(b)

This represents purchase obligations and contingent consideration related to the Company’s various acquisitions. This is based on a probability weighted performance approach and it is adjusted to fair value on a recurring basis and any adjustments are included as a component of operating income in the statement of operations. These amounts were mainly calculated using unobservable inputs such as future earnings performance of the Company’s various acquisitions and the expected timing of the payment.

(c)

The fair value of the interest rate swap is based on dealer quotes of market forward rates and reflects the amount that the Company would receive or pay as of December 31, 2019 for contracts involving the same attributes and maturity dates.

(d)

The fair value of equity method investment represents an equity method investment acquired in fiscal 2019 whereby the Company has elected the fair value option under ASC 825, Financial Instruments (“ASC 825”). The valuation is based upon quoted prices in active markets and model-based valuation techniques to determine fair value.

In accordance with the fair value hierarchy, described above, the following table shows the fair value of the Company’s financial instruments that are required to be measured at fair value as of September 30, 2019 and September 30, 2018.

	Fair Value Measurements as of September 30, 2019
	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Other Current Liabilities:
Contractual Obligations (a)	$—	$—	$9	$9
Other Non-Current Assets:
Equity Method Investment (c)	—	40	—	40
Interest Rate Swap (b)	—	2	—	2
Other Non-Current Liabilities:
Interest Rate Swap (b)	—	(13)	—	(13)

Total	$—	$29	$9	$38

	Fair Value Measurements as of September 30, 2018
	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Other Current Liabilities:
Contractual Obligations (a)	$—	$—	$(2)	$(2)
Other Noncurrent Assets
Interest Rate Swaps	—	4	—	4
Other Non-Current Liabilities:
Contractual Obligations (a)	—	—	(6)	(6)

Total	$—	$4	$(8)	$(4)

(a)

This represents purchase obligations and contingent consideration related to the Company’s various acquisitions. This is based on a probability weighted performance approach and it is adjusted to fair value on a recurring basis and any adjustments are included as a component of operating income in the consolidated statements of operations. These amounts were mainly calculated using unobservable inputs such as future earnings performance of the Company’s various acquisitions and the expected timing of the payment.

(b)

The fair value of the interest rate swaps is based on dealer quotes of market forward rates and reflects the amount that the Company would receive or pay as of September 30, 2019 for contracts involving the same attributes and maturity dates.

(c)

The fair value of equity method investment represents an equity method investment acquired during the fiscal year ended September 30, 2019 whereby the Company has elected the fair value option under ASC 825, Financial Instruments (“ASC 825”). The valuation is based upon quoted prices in active markets and model-based valuation techniques to determine fair value.

Reconciliation of Net Liabilities Classified as Level 3

The following table reconciles the beginning and ending balances of net assets and liabilities classified as Level 3:

Total
(in millions)
Balance at September 30, 2019	$(9)
Additions	—
Reductions	7
Payments	1

Balance at December 31, 2019	$(1)

The following table reconciles the beginning and ending balances of net assets and liabilities classified as Level 3:

Total
(in millions)
Balance at September 30, 2018	$(8)
Additions	(2)
Payments	1

Balance at September 30, 2019	$(9)